Employee Benefit Plan	12 Months Ended
Dec. 31, 2018
Coastal Pride Company, Inc [Member]
Employee Benefit Plan

Note 6.

Employee Benefit Plan

The Company established a retirement plan under Internal Revenue Code Section 408(p), commonly known as a SIMPLE Retirement Plan, covering substantially all of its employees. All employees with $5,000 in compensation in the prior year are eligible to participate. Employees may make elective contributions to the plan up to $12,500 or $15,500 for those older than 50 years. The Company is required to match the employee’s contribution up to 3% of the employee’s compensation for the year. Alternatively, the Company can contribute 1% of the employee’s compensation in no more than two out of any five-year period if it notifies the employees in writing of the lower percentage. The Company may also elect to contribute an additional contribution of 2% of compensation for each employee eligible to participate who has at least $5,000 of compensation for the year. The Company contributed matching funds to the retirement plan of $19,757 for 2018 and had accrued liabilities for withholding and matching funds payable totaling $27,623 and $11,596 as of December 31, 2018 and 2017, respectively.